CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 79,085	$ 130,697
Restricted cash	919	18
Notes receivable	4,484	4,101
Accounts receivable, net of allowance for doubtful accounts of $2,223 and $4,793 as of December 31, 2012 and 2013, respectively	45,905	38,283
Inventories	5,027	5,678
Prepaid expenses and other current assets	4,032	5,245
Deferred costs-current	141	299
Deferred tax assets-current	2,546	1,503
Total current assets	142,139	185,824
Long-term receivable	224
Property and equipment, net	1,170	1,630
Intangible assets, net	6	198
Goodwill	563	547
Equity method investments	3,551	4,268
Deferred costs-non-current	214	301
Deferred tax assets-non-current	939	797
Total assets	148,806	193,565
Current liabilities:
Accounts payable	2,207	1,215
Notes payable	884
Accrued expenses and other current liabilities	13,134	12,305
Deferred revenue-current	6,542	7,473
Dividend payable	57	76,999
Income tax payable	997	3,476
Deferred tax liabilities-current	8,222	4,812
Government subsidies-current	710
Total current liabilities	32,753	106,280
Deferred revenue-non-current	135	255
Government subsidies-non-current	4,946	3,867
Total Liabilities	37,834	110,402
Commitments (Note 21)
China Digital TV Holding Co., Ltd. shareholders' equity:
Ordinary shares ($0.0005 par value; 200,000,000 and 200,000,000 shares authorized, 59,100,754 and 59,149,153 shares issued and outstanding as of December 31, 2012 and 2013, respectively)	30	30
Additional paid-in capital	32,037	29,724
Statutory reserve	17,907	17,856
Retained earnings	31,122	6,765
Accumulated other comprehensive income	28,940	26,083
Total China Digital TV Holding Co., Ltd. shareholders' equity	110,036	80,458
Noncontrolling interest	936	2,705
Total equity	110,972	83,163
TOTAL LIABILITIES AND EQUITY	$ 148,806	$ 193,565